Virtus Mid-Cap Core Fund,
a Series of Virtus Equity Trust
Supplement dated April 26, 2012 to the Summary and
Statutory Prospectuses dated July 31, 2011, as supplemented
IMPORTANT NOTICE TO INVESTORS
                   The description of the fund’s market capitalization policy under Principal Investment Strategies in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby revised and replaced with the following: “Under normal circumstances, the fund invests at least 80% of its assets in equity securities of medium capitalization companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell Midcap® Index. Because mid-capitalization companies are defined by reference to an index, the market capitalization of the companies in which the fund invests may vary with market conditions. As of its most recent reconstitution on June 30, 2011, the market capitalization range of companies included in the Russell Midcap® Index was $520 million to $17.9 billion.”
Investors should retain this supplement with the Prospectuses for future reference.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000034273
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 26, 2012
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
Supplement [TextBlock]	vet_SupplementTextBlock
Virtus Mid-Cap Core Fund,
a Series of Virtus Equity Trust
Supplement dated April 26, 2012 to the Summary and
Statutory Prospectuses dated July 31, 2011, as supplemented
IMPORTANT NOTICE TO INVESTORS
                   The description of the fund’s market capitalization policy under Principal Investment Strategies in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby revised and replaced with the following: “Under normal circumstances, the fund invests at least 80% of its assets in equity securities of medium capitalization companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell Midcap® Index. Because mid-capitalization companies are defined by reference to an index, the market capitalization of the companies in which the fund invests may vary with market conditions. As of its most recent reconstitution on June 30, 2011, the market capitalization range of companies included in the Russell Midcap® Index was $520 million to $17.9 billion.”
Investors should retain this supplement with the Prospectuses for future reference.

Virtus Mid-Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [TextBlock]	vet_SupplementTextBlock
Virtus Mid-Cap Core Fund,
a Series of Virtus Equity Trust
Supplement dated April 26, 2012 to the Summary and
Statutory Prospectuses dated July 31, 2011, as supplemented
IMPORTANT NOTICE TO INVESTORS
                   The description of the fund’s market capitalization policy under Principal Investment Strategies in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby revised and replaced with the following: “Under normal circumstances, the fund invests at least 80% of its assets in equity securities of medium capitalization companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell Midcap® Index. Because mid-capitalization companies are defined by reference to an index, the market capitalization of the companies in which the fund invests may vary with market conditions. As of its most recent reconstitution on June 30, 2011, the market capitalization range of companies included in the Russell Midcap® Index was $520 million to $17.9 billion.”
Investors should retain this supplement with the Prospectuses for future reference.